Long-Term Debt - Summary of Borrowings (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Drawings on Bank Facility	$ 30,522	$ 40,000
Drawings on Asset-Based Facility	37,411	84,369
Notes due	266,865	267,810
Deferred transaction costs	(3,376)	(2,467)
Borrowings	331,422	389,712
Current portion of long-term debt	0	40,000
Non-current portion of long-term debt	331,422	349,712
Drawings On Bank Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawings on Bank Facility	30,522	84,369
Drawings On Asset Based Facility [Member]
Disclosure of detailed information about borrowings [line items]
Drawings on Asset-Based Facility	37,411
Unsecured Notes Maturing On Twenty Second June Two Thousand And Twenty One [Member]
Disclosure of detailed information about borrowings [line items]
Notes due June 22, 2021		40,000
Senior Unsecured Notes Maturing On December Fifteenth Two Thousand And Twenty Four [Member]
Disclosure of detailed information about borrowings [line items]
Notes due	148,119	148,686
Senior Unsecured Notes Maturing On December Fifteenth Two Thousand And Twenty Seven [Member]
Disclosure of detailed information about borrowings [line items]
Notes due	$ 118,746	$ 119,124